SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

On July 8, 2022, the Company obtained two loans in the principal amount of RMB99,000 (approximately $15,000) and RMB231,000 (approximately $34,000) from WeBank and Guangdong Nanyue Bank Co., Ltd. (“Nanyue Bank”), respectively, which bear interest at 14.4%. The loans are guaranteed by Kaihong Lin with the maturity date on July 8, 2024.

On July 13, 2022, the Company obtained two loans in the principal amount of RMB153,000 (approximately $23,000) and RMB357,000 (approximately $53,000) from WeBank and Nanyue Bank, respectively, which bear interest at 14.4%. The loans are guaranteed by Falan Zhou, a manager of subsidiaries, with the maturity date on July 13, 2024.

On July 21, 2022, the Company obtained a loan in the principal amount of RMB380,000 (approximately $57,000) from Huaneng Guicheng, which bears interest at 12.6%. The loan is guaranteed by Yumin Lin with the maturity date on July 21, 2024.

NOTE 13 - SUBSEQUENT EVENTS

During the subsequent period through March 31, 2022, the Company advanced a total amount of $382,646 to a related party, and the related party repaid the amount of $167,003 to the Company. The balance of due from related parties as of the filing date was $148,430.